Note 11 - Concentrations of Credit Risk	12 Months Ended
Sep. 30, 2022
Notes to Financial Statements
Concentration Risk Disclosure [Text Block]

11. CONCENTRATIONS OF CREDIT RISK

Spire’s Gas Utility segment serves 1.7 million customers in three states across multiple rate classes resulting in a significant amount of revenue diversity. Credit risk is mitigated by the high percentage of residential customers as well as the geographic diversity of the Utilities, though customers for each of the Utilities are concentrated in a single state.

Spire Marketing’s accounts receivable attributable to utility companies and their marketing affiliates totaled $245.6 at September 30, 2022. The concentration of transactions with these counterparties has the potential to affect the Company’s overall exposure to credit risk, either positively or negatively, in that customers in this group may be affected similarly by changes in economic, industry, or other conditions. Spire Marketing also has concentrations of credit risk with certain individually significant counterparties. At September 30, 2022, the amounts included in accounts receivable from its five largest counterparties (in terms of net accounts receivable exposure) totaled $111.2. Four of these five counterparties are investment-grade rated integrated utilities, while the fifth is rated slightly below investment-grade, but with a stable outlook.

To manage these risks, Spire Marketing has established procedures to determine the creditworthiness of its counterparties. These procedures include obtaining credit ratings and credit reports, analyzing counterparty financial statements to assess financial condition, and considering the industry environment in which the counterparty operates. This information is monitored on an ongoing basis. In some instances, Spire Marketing may require credit assurances such as prepayments, letters of credit, or parental guaranties. In addition, Spire Marketing may enter into netting arrangements to mitigate credit risk with counterparties in the energy industry with whom it conducts both sales and purchases of natural gas. Where there is no netting arrangement, Spire Marketing records accounts receivable, accounts payable, and prepayments for physical sales and purchases of natural gas on a gross basis. Sales are typically made on an unsecured credit basis with payment due the month following delivery. Accounts receivable amounts are closely monitored and provisions for uncollectible amounts are accrued when losses are probable.